Financial Instruments and Risk Management - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Securities Customer	Dec. 31, 2013 Securities Customer	Dec. 31, 2012 Customer	Dec. 31, 2009
Derivative [Line Items]
Maximum percentage for Research and Development and Corporate costs of the total forecasted transactions	80.00%
Maximum percentage for manufacturing costs of forecasted transactions	70.00%
Maximum percentage for designated hedged item of forecasted transactions	100.00%
Hedge exposure to the variability of cash flows for forecasted transactions	24 months
Realized gain (loss) on reduction in cost of sales	$ (4,906)	$ (5,468)	$ (5,710)
Realized gain (loss) on reduction in operating expenses	(1)	17	(32)
Ineffective portion of hedge was recorded on Other income and expenses, net	0	0	0
Deferred losses on derivative instrument, net of tax	76
Period of Accumulated other comprehensive income (loss)	12 months
Amount reclassified as Other Income and Expenses, net	0
Fair value of liabilities	73	4
Fair value of assets	1	43
Maximum outstanding amount per instrument with each Bank , as percentage of total				20.00%
Maximum outstanding percentage of counterparty risk				15.00%
Number of customer represented more than 10% of trade accounts receivable		0	0
Impairment loss of intangible assets	24
Aggregate carrying amount of cost-method investments	3
Cost-method investments, Other-than-temporary impairment charge	3
Securities in unrealized loss position	0	0
Zero Coupon due 2019 (Tranche A) [Member]
Derivative [Line Items]
Debt discount rate	2.40%
Interest rate	1.00%
Expected life of the instrument	5 years
1.0% due 2021 (Tranche B) [Member]
Derivative [Line Items]
Debt discount rate	3.22%
Interest rate	1.00%
Expected life of the instrument	7 years
Fair Value, Inputs, Level 3 [Member]
Derivative [Line Items]
Fair value of liability component	878
Minimum [Member]
Derivative [Line Items]
Major customer percentage of trade accounts receivable		10.00%	10.00%
Foreign Exchange Contract [Member] | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Reclassification Out of Accumulated Other Comprehensive Income [Member]
Derivative [Line Items]
Realized gain (loss) on reduction in cost of sales	(1)	16	(39)
Collars [Member] | Option One [Member]
Derivative [Line Items]
Fair value of net assets (liabilities)	(28)
Fair value of liabilities	28
Forward Contracts [Member]
Derivative [Line Items]
Fair value of liabilities	45
Fair value of assets	1
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Notional amount of Derivative Instruments	286	319	817
Foreign currency forward contracts maturity term	37 days
Fair value of liabilities	2	1
Fair value of assets	1	2
Not Designated as Hedging Instrument [Member] | Minimum [Member]
Derivative [Line Items]
Foreign currency forward contracts remaining terms	2 days
Not Designated as Hedging Instrument [Member] | Maximum [Member]
Derivative [Line Items]
Foreign currency forward contracts remaining terms	11 months
Designated as Hedging Instrument [Member]
Derivative [Line Items]
Notional amount of Derivative Instruments	1,386	1,702	1,552
Foreign currency forward contracts maturity term	115 days
Fair value of liabilities	71	3
Fair value of assets		$ 41
Designated as Hedging Instrument [Member] | Minimum [Member]
Derivative [Line Items]
Foreign currency forward contracts remaining terms	5 days
Designated as Hedging Instrument [Member] | Maximum [Member]
Derivative [Line Items]
Foreign currency forward contracts remaining terms	12 months